Segment, Geographic and Other Revenue Information - Narrative (Detail) $ in Millions		3 Months Ended	12 Months Ended
		Apr. 03, 2016 USD ($)	Dec. 31, 2016 USD ($) Operating_Segment Country	Dec. 31, 2015 USD ($) Country	Dec. 31, 2014 USD ($) Country
Segment Reporting Information [Line Items]
Number of operating segments | Operating_Segment			2
Total assets	[1]		$ 171,615	$ 167,381
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Outside United States [Member]
Segment Reporting Information [Line Items]
Number of countries outside the U.S | Country			11	12	12
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | United States [Member}
Segment Reporting Information [Line Items]
Percentage of total revenues			10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler One [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues			16.00%	14.00%	13.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Two [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues			12.00%	11.00%	10.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Three [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues			10.00%	10.00%	9.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Largest U.S. Wholesaler Customers [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues			29.00%	23.00%	25.00%
Innovative Health Business [Member] | Scenario, Adjustment [Member] | Operating Segments [Member] | Innovative Health Segment [Member]
Segment Reporting Information [Line Items]
Costs		$ (76)		$ (318)	$ (271)
Pfizer's Worldwide Research and Development [Member] | Scenario, Adjustment [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Costs				(274)	(281)
Pfizer's Global Product Development [Member] | Scenario, Adjustment [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Costs		76		318	271
Transfer of Certain Development-Related Functions [Member] | Pfizer's Worldwide Research and Development [Member] | Scenario, Adjustment [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Costs		(78)		(341)	(343)
Transfer of Certain Development-Related Functions [Member] | Pfizer's Global Product Development [Member] | Scenario, Adjustment [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Costs		$ 78		$ 341	$ 343

[1]	Amounts may not add due to rounding.